Quarterly Holdings Report

for

Fidelity® High Yield Factor ETF

November 30, 2019

HIE-QTLY-0120

1.9887637.101

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 94.3%

	Principal Amount	Value
COMMUNICATION SERVICES – 10.6%
Diversified Telecommunication Services – 2.7%
Altice Financing S.A. 7.50% 5/15/26 (a)	$200,000	$212,740
Altice France S.A.:
5.50% 1/15/28 (a)	125,000	126,250
7.375% 5/1/26 (a)	150,000	160,125
CenturyLink, Inc. 6.75% 12/1/23	89,000	99,013
Connect Finco Sarl / Connect US Finco LLC 6.75% 10/1/26 (a)	800,000	821,000
Frontier Communications Corp. 8.50% 4/1/26 (a)	560,000	553,000
Level 3 Financing, Inc. 4.625% 9/15/27 (a)	500,000	508,750

		2,480,878

Entertainment – 1.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (a)	1,000,000	1,030,000

Media – 5.1%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.75% 3/1/30 (a)	125,000	128,438
5.375% 6/1/29 (a)	1,250,000	1,339,062
5.50% 5/1/26 (a)	120,000	126,600
5.875% 4/1/24 (a)	80,000	83,400
Cimpress N.V. 7.00% 6/15/26 (a)	650,000	690,625
DISH DBS Corp. 5.875% 11/15/24	300,000	299,625
Nexstar Broadcasting, Inc. 5.625% 8/1/24 (a)	580,000	604,650
Sable International Finance Ltd. 5.75% 9/7/27 (a)	200,000	209,750
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	70,000	73,325
5.50% 7/1/29 (a)	300,000	322,125
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	800,000	848,000

		4,725,600

Wireless Telecommunication Services – 1.7%
C&W Senior Financing DAC 6.875% 9/15/27 (a)	330,000	348,356
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (a)	200,000	206,250
Sprint Corp.:
7.125% 6/15/24	300,000	323,250
7.25% 9/15/21	200,000	212,100

	Principal Amount	Value
7.625% 2/15/25	$400,000	$438,120

		1,528,076

TOTAL COMMUNICATION SERVICES		9,764,554

CONSUMER DISCRETIONARY – 7.9%
Auto Components – 0.9%
Dana, Inc. 5.375% 11/15/27	800,000	810,160

Diversified Consumer Services – 0.1%
Sotheby’s 7.375% 10/15/27 (a)	155,000	151,319

Hotels, Restaurants & Leisure – 3.9%
1011778 BC ULC / New Red Finance, Inc.:
3.875% 1/15/28 (a)	50,000	50,313
5.00% 10/15/25 (a)	1,060,000	1,099,252
GLP Capital LP / GLP Financing II, Inc.:
5.25% 6/1/25	112,000	122,923
5.375% 4/15/26	99,000	109,091
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26	300,000	315,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.:
4.625% 4/1/25	223,000	229,132
4.875% 4/1/27	174,000	184,440
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25% 6/1/26 (a)	280,000	296,828
Melco Resorts Finance Ltd. 5.375% 12/4/29 (a)	60,000	61,232
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	625,000	643,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	56,000	58,380
5.50% 3/1/25 (a)	444,000	473,415

		3,644,506

Household Durables – 0.9%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.25% 9/15/27 (a)	500,000	522,500
PulteGroup, Inc.:
5.00% 1/15/27	93,000	101,370
5.50% 3/1/26	157,000	174,074

		797,944

Internet & Direct Marketing Retail – 1.5%
Netflix, Inc.:
4.875% 6/15/30 (a)	800,000	806,000
5.875% 2/15/25	96,000	105,144

2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Internet & Direct Marketing Retail – continued
6.375% 5/15/29	$400,000	$447,500

		1,358,644

Specialty Retail – 0.6%
L Brands, Inc. 7.50% 6/15/29	200,000	201,000
Murphy Oil USA, Inc. 4.75% 9/15/29	40,000	42,236
Staples, Inc. 7.50% 4/15/26 (a)	300,000	313,875

		557,111

TOTAL CONSUMER DISCRETIONARY		7,319,684

CONSUMER STAPLES – 5.0%
Food Products – 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 4.625% 1/15/27 (a)	700,000	691,320
JBS Investments II GmbH 5.75% 1/15/28 (a)	200,000	210,500
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	100,000	105,625
Performance Food Group, Inc. 5.50% 10/15/27 (a)	70,000	74,375
Pilgrim’s Pride Corp. 5.75% 3/15/25 (a)	161,000	167,037
Post Holdings, Inc.:
5.50% 12/15/29 (a)	70,000	73,325
5.625% 1/15/28 (a)	250,000	266,875
5.75% 3/1/27 (a)	600,000	642,762

		2,231,819

Household Products – 1.2%
Prestige Brands, Inc.:
5.125% 1/15/28 (a)(b)	500,000	511,875
6.375% 3/1/24 (a)	520,000	541,450

		1,053,325

Personal Products – 0.7%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	605,000	632,225

Tobacco – 0.7%
Vector Group Ltd.:
6.125% 2/1/25 (a)	376,000	359,550
10.50% 11/1/26 (a)	300,000	307,911

		667,461

TOTAL CONSUMER STAPLES		4,584,830

	Principal Amount	Value
ENERGY – 17.3%
Energy Equipment & Services – 0.6%
KLX Energy Services Holdings, Inc. 11.50% 11/1/25 (a)	$15,000	$13,106
Nabors Industries, Inc. 5.50% 1/15/23	150,000	132,000
Vantage Drilling International 9.25% 11/15/23 (a)	400,000	374,668

		519,774

Oil, Gas & Consumable Fuels – 16.7%
Aker BP ASA:
4.75% 6/15/24 (a)	500,000	520,625
5.875% 3/31/25 (a)	440,000	464,200
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.50% 5/1/25 (a)	500,000	440,000
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 9/15/24	448,000	383,040
Antero Resources Corp. 5.125% 12/1/22	250,000	203,125
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 7.00% 11/1/26 (a)	119,000	91,630
Cheniere Corpus Christi Holdings LLC 3.70% 11/15/29 (a)	800,000	807,739
Cheniere Energy Partners LP:
4.50% 10/1/29 (a)	800,000	804,240
5.25% 10/1/25	226,000	232,780
5.625% 10/1/26	405,000	426,254
Chesapeake Energy Corp. 8.00% 1/15/25	150,000	77,063
CNX Resources Corp. 7.25% 3/14/27 (a)	150,000	124,500
Comstock Resources, Inc. 9.75% 8/15/26	250,000	206,250
DCP Midstream LP 7.375% (c)(d)	112,000	106,960
Denbury Resources, Inc. 9.25% 3/31/22 (a)	200,000	165,500
Diamondback Energy, Inc. 5.375% 5/31/25	160,000	168,253
Enviva Partners LP / Enviva Partners Finance Corp. 6.50% 1/15/26 (a)(b)	1,000,000	1,039,200
Genesis Energy LP / Genesis Energy Finance Corp. 6.50% 10/1/25	650,000	588,237
Gulfport Energy Corp. 6.375% 5/15/25	250,000	162,500
Hess Midstream Partners LP 5.125% 6/15/28 (a)(b)	105,000	106,208

3

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Holly Energy Partners LP / Holly Energy Finance Corp. 6.00% 8/1/24 (a)	$842,000	$879,974
MEG Energy Corp. 6.375% 1/30/23 (a)	150,000	147,000
Murphy Oil Corp. 6.875% 8/15/24	566,000	592,404
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	500,000	498,150
Oasis Petroleum, Inc. 6.875% 3/15/22	200,000	186,875
Par Petroleum LLC / Par Petroleum Finance Corp. 7.75% 12/15/25 (a)	600,000	610,500
Parkland Fuel Corp.:
5.875% 7/15/27 (a)	350,000	374,500
6.00% 4/1/26 (a)	592,000	633,144
Parsley Energy LLC / Parsley Finance Corp. 5.375% 1/15/25 (a)	370,000	378,318
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	590,000	607,906
Range Resources Corp. 5.00% 3/15/23	200,000	173,750
Rockpoint Gas Storage Canada Ltd. 7.00% 3/31/23 (a)	500,000	500,625
Southwestern Energy Co. 7.50% 4/1/26	150,000	131,437
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50% 3/1/30 (a)	500,000	501,400
Viper Energy Partners LP 5.375% 11/1/27 (a)	890,000	925,564
W&T Offshore, Inc. 9.75% 11/1/23 (a)	259,000	238,280
Warrior Met Coal, Inc. 8.00% 11/1/24 (a)	800,000	808,992
Whiting Petroleum Corp. 5.75% 3/15/21	100,000	91,500

		15,398,623

TOTAL ENERGY		15,918,397

FINANCIALS – 8.8%
Capital Markets – 2.7%
LPL Holdings, Inc. 4.625% 11/15/27 (a)	1,500,000	1,518,750
MSCI, Inc. 4.00% 11/15/29 (a)	1,000,000	1,005,000

		2,523,750

	Principal Amount	Value
Consumer Finance – 1.6%
Ally Financial, Inc. 5.75% 11/20/25	$112,000	$123,340
Credit Acceptance Corp. 6.625% 3/15/26 (a)	250,000	263,814
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	46,375
goeasy Ltd. 5.375% 12/1/24 (a)	400,000	403,000
Springleaf Finance Corp.:
5.375% 11/15/29	65,000	66,950
6.125% 3/15/24	550,000	602,255

		1,505,734

Diversified Financial Services – 3.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (a)	950,000	1,004,625
Compass Group Diversified Holdings LLC 8.00% 5/1/26 (a)	700,000	748,514
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	300,000	306,000
6.25% 2/1/22 to 5/15/26	813,000	854,416
6.375% 12/15/25	450,000	475,875

		3,389,430

Thrifts & Mortgage Finance – 0.8%
Radian Group, Inc. 4.875% 3/15/27	700,000	733,250

TOTAL FINANCIALS		8,152,164

HEALTH CARE – 5.1%
Health Care Equipment & Supplies – 1.1%
Hill-Rom Holdings, Inc. 4.375% 9/15/27 (a)	800,000	820,000
Hologic, Inc. 4.375% 10/15/25 (a)	100,000	103,000
Teleflex, Inc. 4.625% 11/15/27	112,000	118,440

		1,041,440

Health Care Providers & Services – 2.6%
Aveanna Healthcare LLC 9.75% 12/15/26 (a)(b)	200,000	208,500
Centene Corp.:
4.25% 12/15/27 (a)(b)	85,000	87,444
4.625% 12/15/29 (a)(b)	130,000	136,338
4.75% 5/15/22	62,000	63,240
4.75% 1/15/25 (a)(b)	65,000	67,527
CHS / Community Health Systems, Inc. 6.25% 3/31/23	200,000	197,500
DaVita, Inc.:
5.00% 5/1/25	552,000	569,487

4

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
5.125% 7/15/24	$199,000	$204,224
MEDNAX, Inc.:
5.25% 12/1/23 (a)	168,000	171,780
6.25% 1/15/27 (a)	700,000	712,250

		2,418,290

Life Sciences Tools & Services – 0.2%
IQVIA, Inc. 5.00% 5/15/27 (a)	200,000	210,000

Pharmaceuticals – 1.2%
Bausch Health Cos., Inc. 9.00% 12/15/25 (a)	660,000	745,800
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	112,000	119,280
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/25 (a)	200,000	203,500

		1,068,580

TOTAL HEALTH CARE		4,738,310

INDUSTRIALS – 12.1%
Aerospace & Defense – 2.4%
TransDigm, Inc.:
5.50% 11/15/27 (a)	600,000	600,000
6.25% 3/15/26 (a)	1,500,000	1,610,625

		2,210,625

Airlines – 0.7%
United Airlines Holdings, Inc. 4.875% 1/15/25	300,000	316,500
Virgin Australia Holdings Ltd. 8.125% 11/15/24 (a)	300,000	294,900

		611,400

Building Products – 1.5%
American Builders & Contractors Supply Co., Inc. 4.00% 1/15/28 (a)	700,000	700,875
Williams Scotsman International, Inc. 6.875% 8/15/23 (a)	650,000	682,935

		1,383,810

Commercial Services & Supplies – 3.7%
Clean Harbors, Inc.:
4.875% 7/15/27 (a)	500,000	523,900
5.125% 7/15/29 (a)	300,000	317,009
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	651,000	655,069
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	112,000	116,610

	Principal Amount	Value
Tervita Corp. 7.625% 12/1/21 (a)	$200,000	$199,978
United Rentals North America, Inc.:
3.875% 11/15/27	1,500,000	1,513,125
6.50% 12/15/26	80,000	87,328

		3,413,019

Machinery – 3.3%
Allison Transmission, Inc.:
5.00% 10/1/24 (a)	695,000	711,506
5.875% 6/1/29 (a)	260,000	280,475
Ashtead Capital, Inc.:
4.00% 5/1/28 (a)	1,000,000	1,001,250
4.25% 11/1/29 (a)	600,000	606,000
Colfax Corp. 6.00% 2/15/24 (a)	50,000	53,000
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp. 12.25% 11/15/26 (a)	200,000	201,500
RBS Global, Inc. / Rexnord LLC 4.875% 12/15/25 (a)	200,000	205,500

		3,059,231

Road & Rail – 0.5%
The Hertz Corp. 6.00% 1/15/28 (a)	500,000	496,930

TOTAL INDUSTRIALS		11,175,015

INFORMATION TECHNOLOGY – 8.8%
Communications Equipment – 0.8%
ViaSat, Inc. 5.625% 9/15/25 to 4/15/27 (a)	734,000	752,349

Electronic Equipment, Instruments & Components – 1.4%
CDW LLC / CDW Finance Corp. 5.00% 9/1/25	100,000	104,250
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	1,140,000	1,197,000

		1,301,250

IT Services – 1.9%
Camelot Finance S.A. 4.50% 11/1/26 (a)	75,000	76,421
Gartner, Inc. 5.125% 4/1/25 (a)	910,000	954,089
VeriSign, Inc.:
4.75% 7/15/27	383,000	407,129
5.25% 4/1/25	312,000	343,294

		1,780,933

Semiconductors & Semiconductor Equipment – 1.3%
Qorvo, Inc.:
4.375% 10/15/29 (a)	800,000	813,000
5.50% 7/15/26	390,000	414,863

		1,227,863

5

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – 3.1%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.00% 7/15/25 (a)	$646,000	$683,145
Open Text Corp. 5.875% 6/1/26 (a)	568,000	604,653
Sensata Technologies, Inc. 4.375% 2/15/30 (a)	600,000	598,470
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	631,270
The Nielsen Co. Luxembourg Sarl 5.00% 2/1/25 (a)	310,000	311,163

		2,828,701

Technology Hardware, Storage & Peripherals – 0.3%
NCR Corp. 6.375% 12/15/23	250,000	256,038

TOTAL INFORMATION TECHNOLOGY		8,147,134

MATERIALS – 12.3%
Chemicals – 1.0%
Axalta Coating Systems LLC 4.875% 8/15/24 (a)	710,000	735,737
OCI N.V. 5.25% 11/1/24 (a)	115,000	119,025
The Scotts Miracle-Gro Co. 4.50% 10/15/29 (a)	95,000	95,950

		950,712

Construction Materials – 1.1%
Stericycle, Inc. 5.375% 7/15/24 (a)	950,000	992,750

Containers & Packaging – 5.1%
ARD Finance S.A. 6.500 Cash and 7.250 PIK 6.50% 6/30/27 (a)	160,000	159,432
Ball Corp.:
4.875% 3/15/26	559,000	611,417
5.25% 7/1/25	323,000	360,917
Berry Global, Inc.:
4.50% 2/15/26 (a)	650,000	660,901
4.875% 7/15/26 (a)	355,000	371,419
Intertape Polymer Group, Inc. 7.00% 10/15/26 (a)	440,000	457,600
Sealed Air Corp. 4.00% 12/1/27 (a)	500,000	502,500
Silgan Holdings, Inc. 4.125% 2/1/28 (a)	1,600,000	1,603,008

		4,727,194

Metals & Mining – 4.2%
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	190,000	196,650

	Principal Amount	Value
FMG Resources August 2006 Pty Ltd.:
4.50% 9/15/27 (a)	$500,000	$500,000
4.75% 5/15/22 (a)	418,000	428,450
5.125% 3/15/23 to 5/15/24 (a)	534,000	558,656
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (a)	200,000	204,000
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	1,200,000	1,231,680
Mineral Resources Ltd. 8.125% 5/1/27 (a)	600,000	640,500
Steel Dynamics, Inc. 5.50% 10/1/24	60,000	61,843

		3,821,779

Paper & Forest Products – 0.9%
Norbord, Inc. 5.75% 7/15/27 (a)	800,000	834,000

TOTAL MATERIALS		11,326,435

REAL ESTATE – 4.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
CoreCivic, Inc. 4.625% 5/1/23	700,000	683,375
Equinix, Inc. 5.875% 1/15/26	369,000	391,140
HAT Holdings I LLC / HAT Holdings II LLC 5.25% 7/15/24 (a)	290,000	306,313
Iron Mountain, Inc. 4.875% 9/15/29 (a)	500,000	506,250
iStar, Inc. 4.75% 10/1/24	365,000	374,809
Sabra Health Care LP / Sabra Capital Corp. 4.80% 6/1/24	60,000	64,019
The GEO Group, Inc. 6.00% 4/15/26	500,000	396,250
VICI Properties LP / VICI Note Co., Inc.:
4.25% 12/1/26 (a)	155,000	158,100
4.625% 12/1/29 (a)	90,000	92,804

		2,973,060

Real Estate Management & Development – 1.0%
Kennedy-Wilson, Inc. 5.875% 4/1/24	891,000	915,101

TOTAL REAL ESTATE		3,888,161

UTILITIES – 2.2%
Electric Utilities – 1.0%
Vistra Operations Co. LLC:
3.70% 1/30/27 (a)	800,000	791,254
5.00% 7/31/27 (a)	95,000	98,681

		889,935

6

Nonconvertible Bonds – continued

	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 9 1.2%
Calpine Corp. 5.75% 1/15/25	$200,000	$203,000
NRG Energy, Inc.:
6.625% 1/15/27	483,000	522,847
7.25% 5/15/26	359,000	393,098

		1,118,945

Multi-Utilities – 0.0%
Talen Energy Supply LLC 6.625% 1/15/28 (a)	55,000	53,900

TOTAL UTILITIES		2,062,780

TOTAL NONCONVERTIBLE BONDS (Cost $85,311,599)		87,077,464

Money Market Fund – 7.3%

	Shares

Fidelity Cash Central Fund, 1.61% (e) (Cost $6,681,879)	6,680,543	6,681,879

TOTAL INVESTMENT IN SECURITIES – 101.6% (Cost $91,993,478)		93,759,343

NET OTHER ASSETS (LIABILITIES) – (1.6%)		(1,455,693)

NET ASSETS – 100.0%		$92,303,650

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,962,882 or 71.5% of net assets.

(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c)	Security is perpetual in nature with no stated maturity date.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$29,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

7

Schedule of Investments (Unaudited) – continued

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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